UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Investment Portfolios,
Core Value Portfolio

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Core Value Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Core Value Portfolio, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market proved volatile on its way to posting modest gains over the first half of 2015. Investors were worried when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather, a strengthening U.S. dollar, and expected increases in short-term interest rates. These fears waned during the second quarter, when economic growth seemed to regain momentum. While a number of headwinds remained, investors were encouraged by better employment data, stronger housing markets, and stabilizing currency exchange rates.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Investment Portfolios, Core Value Portfolio’s Initial shares produced a total return of 2.00%, and its Service shares returned 1.85%.1 In comparison, the fund’s benchmark, the Russell 1000® Value Index, produced a total return of –0.61% for the same period.2

Broad U.S. equity markets generally advanced modestly during the reporting period amid uneven economic growth, but value-oriented stocks trailed their more growth-oriented counterparts, producing mildly negative returns for the Russell 1000 Value Index. Strong stock selections across several market sectors enabled the fund to outperform its benchmark.

The Fund’s Investment Approach

The fund seeks long-term growth of capital, with current income as a secondary objective. To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks, focusing on stocks of large-cap value companies. When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. A three-step value screening process is used to select stocks based on value, sound business fundamentals, and positive business momentum. The fund typically invests in the stocks of U.S. issuers, and will limit holdings of foreign stocks to 20%.

Uneven Economic Growth Constrained Equity Gains

In contrast to robust economic gains during much of 2014, the economic recovery proved more uneven over the first half of 2015.The U.S. economy contracted modestly during the first quarter in the face of severe winter weather and a labor slowdown in West Coast ports. Global economic weakness and a strengthening U.S. dollar further weighed on U.S. exporters, and lower oil prices created challenges for energy producers. In this environment, broad measures of stock market performance vacillated between gains and losses over the first few months of the year.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The economy seemed to get back on track in the spring, when labor markets resumed their vigorous gains, housing markets showed renewed signs of strength, oil prices rebounded, and currency exchange rates stabilized. These developments supported higher stock prices through mid-June until concerns regarding a debt crisis in Greece derailed the advance. Commercial and residential construction companies, health care providers, and consumer discretionary companies fared particularly well for the reporting period overall. On the other hand, energy companies and richly valued, dividend-paying utilities lagged, undermining results for the fund’s value-oriented benchmark.

Individual Stock Selections Boosted Fund Results

The fund’s disciplined investment process identified relatively strong performing stocks in several industry groups.The fund outperformed its benchmark by the largest margin in the energy sector, where returns benefited from lack of exposure to most large, integrated oil and gas giants, such as Exxon Mobil and Chevron, which struggled with demand uncertainty and limited potential for production growth. In contrast, exposure to petroleum refiners Phillips 66 and Valero Energy, and to oil service company Schlumberger, bolstered relative performance. In the health care sector, overweighted sector exposure and good individual stock selections added value. Top performers included drug makers, such as pharmaceutical firm Mylan, and equipment and services providers, such as pharmaceutical care manager Omnicare and health care insurer Aetna. Notably strong performers in other sectors included construction materials producers Martin Marietta Materials and Vulcan Materials, both of which gained ground due to increasing commercial and residential real estate construction activity and greater government support for infrastructure projects.

The fund underperformed its benchmark to a significant degree only in the information technology and consumer discretionary sectors. Much of the fund’s weakness among technology companies stemmed from semiconductor equipment maker Applied Materials, which was hurt by regulatory opposition to a planned merger and disappointing demand in the desktop computer market. In the consumer discretionary sector, several media holdings, such as Twenty-First Century Fox and Viacom, encountered a soft upfront advertising selling season that dampened investor enthusiasm.

4

Positioned for Continued U.S. Economic Growth

As of the end of the reporting period, we have seen evidence of broad-based strength in the U.S. economy, including a rebounding housing market, encouraging jobs numbers, and improving consumer confidence. At the same time, equity valuations appear reasonable in light of higher corporate earnings and revenues. Therefore, we believe equity markets are well positioned for further appreciation during the second half of 2015 and beyond.

We have allocated the fund’s assets to continue to benefit from a constructive market environment, increasing exposure in areas where valuations appear particularly attractive, such as the energy sector, and taking profits in other areas where valuations have risen, such as the health care sector. In contrast, the fund currently holds no exposure to defensive, dividend-paying stocks of utilities, telecommunications companies, and real estate investment trusts in light of rising interest rates and rich valuations.

July 15, 2015

Please note the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Investment Portfolios, Core Value Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 1000® Value Index is an unmanaged index which measures the performance of those
Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, CoreValue Portfolio from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 5.26	$ 6.51
Ending value (after expenses)	$ 1,020.00	$ 1,018.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 5.26	$ 6.51
Ending value (after expenses)	$ 1,019.59	$ 1,018.35

† Expenses are equal to the fund’s annualized expense ratio of 1.05% for Initial shares and 1.30% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

Common Stocks—99.5%	Shares		Value ($)
Automobiles & Components—.5%
Delphi Automotive	1,957		166,521
Banks—11.6%
Bank of America	36,736		625,247
Citigroup	20,440		1,129,106
JPMorgan Chase & Co.	21,373		1,448,234
PNC Financial Services Group	4,326		413,782
Zions Bancorporation	8,140		258,323
			3,874,692
Capital Goods—7.2%
Honeywell International	6,287		641,085
Northrop Grumman	2,779		440,833
Owens Corning	6,407		264,289
Raytheon	2,351		224,944
United Technologies	7,418		822,879
			2,394,030
Commercial & Professional Services—.5%
Tyco International	4,101		157,807
Consumer Durables & Apparel—.8%
PVH	2,409		277,517
Consumer Services—1.5%
Carnival	10,450		516,126
Diversified Financials—14.5%
Berkshire Hathaway, Cl. B	6,064	[a]	825,371
Capital One Financial	5,265		463,162
Charles Schwab	10,363		338,352
E*TRADE Financial	8,444	[a]	252,898
Goldman Sachs Group	4,386		915,753
Leucadia National	7,144		173,456
Morgan Stanley	16,893		655,279
TD Ameritrade Holding	9,167		337,529
Voya Financial	18,935		879,909
			4,841,709
Energy—13.5%
Anadarko Petroleum	8,065		629,554
EOG Resources	9,276		812,114
Occidental Petroleum	20,601		1,602,140

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Phillips 66	8,600		692,816
Schlumberger	9,025		777,865
			4,514,489
Exchange-Traded Funds—.2%
iShares Russell 1000 Value ETF	629		64,881
Food & Staples Retailing—2.6%
CVS Health	6,346		665,568
Rite Aid	22,299	[a]	186,197
			851,765
Food, Beverage & Tobacco—6.2%
Coca-Cola Enterprises	10,971		476,580
ConAgra Foods	8,401		367,292
Molson Coors Brewing, Cl. B	4,540		316,937
Mondelez International, Cl. A	6,795		279,546
PepsiCo	6,914		645,353
			2,085,708
Health Care Equipment & Services—5.0%
Aetna	2,525		321,837
Boston Scientific	14,124	[a]	249,995
Cardinal Health	7,642		639,253
Cigna	1,787		289,494
Express Scripts Holding	1,870	[a]	166,318
			1,666,897
Insurance—5.4%
American International Group	9,699		599,592
FNF Group	4,544		168,083
Hartford Financial Services Group	8,048		334,555
Prudential Financial	8,137		712,150
			1,814,380
Materials—4.9%
Martin Marietta Materials	2,927		414,200
Mosaic	7,300		342,005
Newmont Mining	10,866		253,830
Packaging Corporation of America	3,538		221,090
Vulcan Materials	4,952		415,621
			1,646,746

8

Common Stocks (continued)	Shares		Value ($)
Media—2.8%
CBS, Cl. B	3,786		210,123
Interpublic Group of Companies	19,861		382,721
Viacom, Cl. B	5,124		331,215
			924,059
Pharmaceuticals, Biotech & Life Sciences—8.9%
AbbVie	3,873		260,227
Agilent Technologies	4,006		154,551
Bristol-Myers Squibb	3,846		255,913
Eli Lilly & Co.	5,758		480,735
Merck & Co.	13,709		780,453
Pfizer	30,951		1,037,787
			2,969,666
Real Estate—.7%
Communications Sales & Leasing	9,944		245,816
Retailing—.9%
Liberty Interactive, Cl. A	5,648	[a]	156,732
Staples	10,051		153,881
			310,613
Semiconductors & Semiconductor Equipment—3.4%
Applied Materials	20,685		397,566
Microchip Technology	5,162	[b]	244,808
Texas Instruments	9,276		477,807
			1,120,181
Software & Services—3.0%
Google, Cl. A	611	[a]	329,964
Oracle	16,720		673,816
			1,003,780
Technology Hardware & Equipment—5.2%
Apple	2,663		334,007
Cisco Systems	37,102		1,018,821
EMC	6,375		168,236
Hewlett-Packard	5,614		168,476
Western Digital	686		53,796
			1,743,336
Telecommunication Services—.0%
Windstream Holdings	1		6

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Transportation—.2%
Delta Air Lines	1,948	80,024
Total Common Stocks
(cost $27,916,074)		33,270,749

Other Investment—.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $59,958)	59,958 [c]	59,958
Total Investments (cost $27,976,032)	99.7%	33,330,707
Cash and Receivables (Net)	.3%	100,800
Net Assets	100.0%	33,431,507

ETF—Exchange-Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2015, the value of the fund’s securities on loan was $244,808 and the value of the collateral held by the fund was $249,558, consisting of U.S. Government & Agency securities.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified Financials	14.5	Software & Services	3.0
Energy	13.5	Media	2.8
Banks	11.6	Food & Staples Retailing	2.6
Pharmaceuticals,		Consumer Services	1.5
Biotech & Life Sciences	8.9	Retailing	.9
Capital Goods	7.2	Consumer Durables & Apparel	.8
Food, Beverage & Tobacco	6.2	Real Estate	.7
Insurance	5.4	Automobiles & Components	.5
Technology Hardware & Equipment	5.2	Commercial & Professional Services	.5
Health Care Equipment & Services	5.0	Exchange-Traded Funds	.2
Materials	4.9	Money Market Investment	.2
Semiconductors &		Transportation	.2
Semiconductor Equipment	3.4		99.7

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $244,808)—Note 1(b)
Unaffiliated issuers	27,916,074	33,270,749
Affiliated issuers	59,958	59,958
Cash		13,381
Receivable for investment securities sold		505,211
Dividends and securities lending income receivable		47,453
Prepaid expenses		214
		33,896,966
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		33,000
Payable for investment securities purchased		405,074
Payable for shares of Beneficial Interest redeemed		442
Accrued expenses		26,943
		465,459
Net Assets ($)		33,431,507
Composition of Net Assets ($):
Paid-in capital		24,905,384
Accumulated undistributed investment income—net		110,380
Accumulated net realized gain (loss) on investments		3,061,068
Accumulated net unrealized appreciation
(depreciation) on investments		5,354,675
Net Assets ($)		33,431,507

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	21,161,460	12,270,047
Shares Outstanding	1,151,772	663,216
Net Asset Value Per Share ($)	18.37	18.50

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	306,893
Affiliated issuers	34
Income from securities lending—Note 1(b)	138
Total Income	307,065
Expenses:
Management fee—Note 3(a)	128,356
Professional fees	23,952
Distribution fees—Note 3(b)	15,963
Custodian fees—Note 3(b)	8,565
Prospectus and shareholders’ reports	4,210
Trustees’ fees and expenses—Note 3(c)	4,142
Loan commitment fees—Note 2	206
Shareholder servicing costs—Note 3(b)	78
Registration fees	26
Miscellaneous	10,290
Total Expenses	195,788
Investment Income—Net	111,277
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,091,208
Net unrealized appreciation (depreciation) on investments	(2,526,183)
Net Realized and Unrealized Gain (Loss) on Investments	565,025
Net Increase in Net Assets Resulting from Operations	676,302

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	111,277	239,109
Net realized gain (loss) on investments	3,091,208	3,701,793
Net unrealized appreciation
(depreciation) on investments	(2,526,183)	(610,487)
Net Increase (Decrease) in Net Assets
Resulting from Operations	676,302	3,330,415
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(171,896)	(188,166)
Service Shares	(67,061)	(89,796)
Net realized gain on investments:
Initial Shares	(2,336,587)	(839,299)
Service Shares	(1,374,475)	(558,750)
Total Dividends	(3,950,019)	(1,676,011)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	410,047	851,659
Service Shares	278,376	541,196
Dividends reinvested:
Initial Shares	2,508,483	1,027,465
Service Shares	1,441,536	648,546
Cost of shares redeemed:
Initial Shares	(1,317,764)	(1,881,022)
Service Shares	(1,417,141)	(4,095,821)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,903,537	(2,907,977)
Total Increase (Decrease) in Net Assets	(1,370,180)	(1,253,573)
Net Assets ($):
Beginning of Period	34,801,687	36,055,260
End of Period	33,431,507	34,801,687
Undistributed investment income—net	110,380	238,060

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Initial Shares
Shares sold	20,708	43,490
Shares issued for dividends reinvested	137,980	54,220
Shares redeemed	(68,426)	(96,765)
Net Increase (Decrease) in Shares Outstanding	90,262	945
Service Shares
Shares sold	14,484	28,025
Shares issued for dividends reinvested	78,687	34,009
Shares redeemed	(72,849)	(210,996)
Net Increase (Decrease) in Shares Outstanding	20,322	(148,962)
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015				Year Ended December 31,
Initial Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	20.38		19.43	14.28	12.17	13.06	11.70
Investment Operations:
Investment income—net[a]	.07		.15	.16	.19	.11	.13
Net realized and unrealized
gain (loss) on investments	.31		1.78	5.20	2.04	(.85)	1.40
Total from Investment Operations	.38		1.93	5.36	2.23	(.74)	1.53
Distributions:
Dividends from
investment income—net	(.16)		(.18)	(.21)	(.12)	(.15)	(.17)
Dividends from net realized
gain on investments	(2.23)		(.80)	—	—	—	—
Total Distributions	(2.39)		(.98)	(.21)	(.12)	(.15)	(.17)
Net asset value, end of period	18.37		20.38	19.43	14.28	12.17	13.06
Total Return (%)	2.00	[b]	10.31	37.87	18.34	(5.82)	13.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	[c]	1.03	1.02	1.05	1.02	.96
Ratio of net expenses
to average net assets	1.05	[c]	1.03	.99	.80	.94	.96
Ratio of net investment income
to average net assets	.74	[c]	.79	.95	1.43	.86	1.12
Portfolio Turnover Rate	54.47	[b]	66.78	65.33	67.59	83.87	57.06
Net Assets, end of period
($ x 1,000)	21,161		21,637	20,605	16,630	15,421	17,660

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2015				Year Ended December 31,
Service Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	20.48		19.51	14.34	12.23	13.12	11.77
Investment Operations:
Investment income—net[a]	.05		.11	.12	.16	.08	.10
Net realized and unrealized
gain (loss) on investments	.31		1.79	5.22	2.04	(.86)	1.41
Total from Investment Operations	.36		1.90	5.34	2.20	(.78)	1.51
Distributions:
Dividends from
investment income—net	(.11)		(.13)	(.17)	(.09)	(.11)	(.16)
Dividends from net realized
gain on investments	(2.23)		(.80)	—	—	—	—
Total Distributions	(2.34)		(.93)	(.17)	(.09)	(.11)	(.16)
Net asset value, end of period	18.50		20.48	19.51	14.34	12.23	13.12
Total Return (%)	1.85	[b]	10.09	37.52	18.02	(6.03)	12.93
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.30	[c]	1.28	1.27	1.30	1.27	1.21
Ratio of net expenses
to average net assets	1.30	[c]	1.28	1.24	1.05	1.19	1.21
Ratio of net investment income
to average net assets	.49	[c]	.54	.70	1.17	.59	.87
Portfolio Turnover Rate	54.47	[b]	66.78	65.33	67.59	83.87	57.06
Net Assets, end of period
($ x 1,000)	12,270		13,165	15,451	12,560	12,875	16,832

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Core Value Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	33,205,868	—	—	33,205,868
Exchange-Traded
Funds	64,881	—	—	64,881
Mutual Funds	59,958	—	—	59,958

† See Statement of Investments for additional detailed categorizations.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

20

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of New York Mellon earned $43 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	47,083	3,674,272	3,661,397	59,958.2
Dreyfus
Institutional
Cash Advantage
Fund	—	819,267	819,267	—	—
Total	47,083	4,493,539	4,480,664	59,958.2

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: ordinary income $277,962 and long-term capital gains $1,398,049.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

22

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2015, Service shares were charged $15,963 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $55 for transfer agency services and $5 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $8,565 pursuant to the custody agreement.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $21,203, Distribution Plan fees $2,601, custodian fees $6,008, Chief Compliance Officer fees $3,169 and transfer agency fees $19.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2015, amounted to $18,627,349 and $20,648,105, respectively.

At June 30, 2015, accumulated net unrealized appreciation on investments was $5,354,675, consisting of $5,970,561 gross unrealized appreciation and $615,886 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
MidCap Stock Portfolio

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
MidCap Stock Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market proved volatile on its way to posting modest gains over the first half of 2015. Investors were worried when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather, a strengthening U.S. dollar, and expected increases in short-term interest rates. These fears waned during the second quarter, when economic growth seemed to regain momentum. While a number of headwinds remained, investors were encouraged by better employment data, stronger housing markets, and stabilizing currency exchange rates.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

For the reporting period of January 1, 2015, through June 30, 2015, as provided by C. Wesley Boggs,William S. Cazalet, CAIA, and Ronald P. Gala, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Investment Portfolios, MidCap Stock Portfolio’s Initial shares produced a total return of 2.20%, and its Service shares produced a total return of 2.08%.1 In comparison, the fund’s benchmark, the Standard & Poor’s MidCap 400® Index (the “S&P 400 Index”), produced a total return of 4.20% for the same period.2

Stocks posted moderately positive returns during the reporting period as the market digested previous gains amid a choppy U.S. economic recovery. Security selection shortfalls in the industrials, energy, and consumer staples sectors weighed on the fund’s underperformance compared to its benchmark.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the S&P 400 Index.To pursue this goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of midcap companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. Consistency of returns compared to the S&P 400 Index is a primary goal of the investment process.

Midcap Stocks Digested Previous Gains

In contrast to robust employment gains and improved business and consumer confidence during much of 2014, the economic recovery proved more uneven over the first half of 2015.The U.S. economy contracted modestly during the first quarter of the year in the face of severe winter weather and a labor slowdown in West Coast ports. Global economic weakness further weighed on U.S. exporters when massive quantitative easing programs and lower interest rates in Europe and Japan caused the U.S. dollar to appreciate sharply against most foreign currencies. Meanwhile, sharply lower oil prices

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

created challenges for energy producers. Fortunately, the economy seemed to get back on track in the spring, when labor markets resumed their vigorous gains, housing markets showed renewed signs of strength, oil prices rebounded, and currency exchange rates stabilized.

In this environment, broad measures of U.S. stock market performance repeatedly vacillated between gains and losses in early 2015 before stronger economic data supported higher stock prices in the spring. Midcap stocks fared particularly well, producing substantially higher returns than large-cap stocks, on average.

Security Selection Produced Mixed Results

The fund participated in the midcap stock market’s mild advance during the first six months of 2015, but its relative performance was dampened by the underperformance of individual holdings in some market sectors. In the industrials sector, despite continued operational strength compared to its peers, Southwest Airlines gave back some of its 2014 gains when industry-wide concerns arose about increased capacity. In addition, several machinery producers lagged market averages in the midst of worries about the impact of sluggish global economic growth on order volumes. Among energy companies, offshore drilling equipment provider Helix Energy Solutions Group came under pressure when analysts reduced their earnings expectations due to lower commodity prices and capital spending cutbacks by oil producers.

In the consumer staples sector, concerns of increased supply as well as concerns that exports might be hurt by an outbreak of avian flu weighed on chicken producer Pilgrim’s Pride. In the consumer discretionary market sector, apparel seller Kate Spade & Company reported disappointing sales, triggering stock price declines despite maintaining relatively strong earnings. The fund did have some success within the sector, however, as media programming provider Starz reported better-than-expected earnings, higher revenues, and improved cost controls.

The fund achieved better relative results in the information technology sector. Semiconductor manufacturer Skyworks Solutions exceeded analysts’ earnings expectations and raised its future earnings guidance as a result of strong results in the wireless handset market. Moreover, a number of technology service providers

4

produced above-average results for the reporting period.The fund’s stock selection also proved successful in the health care sector, where medical devices maker Boston Scientific gained value after settling a lawsuit with an industry rival. We eliminated the fund’s position in Boston Scientific during the reporting period.

Finding Ample Opportunities Using a Disciplined Process

As of the reporting period’s end, our quantitative models have continued to identify what we believe are attractive investment opportunities across a broad spectrum of midcap companies and industry groups. Indeed, recent bouts of volatility have provided opportunities to purchase the stocks of companies ranked highly by our process. To the extent the fund’s holdings reach what we perceive to be fuller valuations, we expect to replace them with high quality companies that display then-currently attractive valuations in our model. In addition, we continue to maintain a broadly diversified portfolio.

July 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Investment Portfolios, MidCap Stock Portfolio made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize-company segment of the U.S. market. Investors cannot invest directly in an index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, MidCap Stock Portfolio from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.21	$ 5.46
Ending value (after expenses)	$ 1,022.00	$ 1,020.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.21	$ 5.46
Ending value (after expenses)	$ 1,020.63	$ 1,019.39

† Expenses are equal to the fund’s annualized expense ratio of .84% for Initial Shares and 1.09% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

Common Stocks—99.9%	Shares		Value ($)
Automobiles & Components—1.0%
Thor Industries	36,200		2,037,336
Banks—5.6%
Associated Banc-Corp	121,000		2,452,670
BancorpSouth	82,000		2,112,320
Cathay General Bancorp	60,900		1,976,205
Cullen/Frost Bankers	17,500		1,375,150
East West Bancorp	5,900		264,438
First Horizon National	202,900	[a]	3,179,443
			11,360,226
Capital Goods—9.3%
GATX	36,900		1,961,235
Huntington Ingalls Industries	28,100		3,163,779
IDEX	40,800		3,206,064
Lincoln Electric Holdings	51,300		3,123,657
Spirit Aerosystems Holdings, Cl. A	49,100	[b]	2,705,901
SPX	3,100		224,409
Timken	76,200		2,786,634
Trinity Industries	70,500	[a]	1,863,315
			19,034,994
Commercial & Professional Services—1.3%
Deluxe	35,900		2,225,800
IHS, Cl. A	3,400	[b]	437,342
			2,663,142
Consumer Durables & Apparel—4.3%
Brunswick	63,600		3,234,696
Carter’s	30,900		3,284,670
Kate Spade & Company	104,100	[b]	2,242,314
			8,761,680
Consumer Services—.4%
Brinker International	8,800		507,320
Wyndham Worldwide	4,900		401,359
			908,679

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials—4.7%
Affiliated Managers Group	9,780	[b]	2,137,908
CBOE Holdings	12,600		720,972
Navient	17,700		322,317
SEI Investments	69,600		3,412,488
T. Rowe Price Group	2,500		194,325
Waddell & Reed Financial, Cl. A	60,700		2,871,717
			9,659,727
Energy—6.8%
Cameron International	21,000	[b]	1,099,770
Dril-Quip	7,300	[b]	549,325
Helix Energy Solutions Group	137,900	[b]	1,741,677
HollyFrontier	40,800		1,741,752
Oceaneering International	38,700		1,803,033
Oil States International	10,900	[b]	405,807
Tesoro	11,600		979,156
Western Refining	61,300		2,673,906
World Fuel Services	61,000		2,924,950
			13,919,376
Food & Staples Retailing—1.3%
SUPERVALU	319,000	[b]	2,580,710
Food, Beverage & Tobacco—4.2%
Bunge	28,300		2,484,740
Ingredion	42,900		3,423,849
Lancaster Colony	2,300		208,955
Pilgrim’s Pride	104,300	[a]	2,395,771
			8,513,315
Health Care Equipment & Services—8.2%
Align Technology	24,800	[b]	1,555,208
DENTSPLY International	11,900		613,445
Edwards Lifesciences	12,400	[b]	1,766,132
Health Net	59,500	[b]	3,815,140

8

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Hologic	44,400	[b]	1,689,864
Teleflex	28,600		3,873,870
Universal Health Services, Cl. B	18,400		2,614,640
VCA	12,900	[b]	701,824
			16,630,123
Insurance—4.5%
American Financial Group	4,400		286,176
Everest Re Group	21,100		3,840,411
Reinsurance Group of America	14,400		1,366,128
The Hanover Insurance Group	29,300		2,169,079
W.R. Berkley	30,000		1,557,900
			9,219,694
Materials—4.8%
Alcoa	199,100		2,219,965
Ball	11,700		820,755
Cabot	69,900		2,606,571
Compass Minerals International	3,700		303,918
PolyOne	38,500		1,508,045
Sealed Air	19,000		976,220
Steel Dynamics	66,700		1,381,691
			9,817,165
Media—2.9%
John Wiley & Sons, Cl. A	24,900		1,353,813
New York Times, Cl. A	136,800		1,867,320
Starz, Cl. A	62,000	[b]	2,772,640
			5,993,773
Pharmaceuticals, Biotech & Life Sciences—3.7%
Agilent Technologies	22,900		883,482
Charles River Laboratories International	33,400	[b]	2,349,356
Mettler-Toledo International	12,700	[b]	4,336,542
			7,569,380

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate—6.7%
Camden Property Trust	16,100	[c]	1,195,908
CBL & Associates Properties	90,300	[c]	1,462,860
Corrections Corporation of America	75,735	[c]	2,505,314
Lamar Advertising, Cl. A	16,400		942,672
LaSalle Hotel Properties	10,100	[c]	358,146
National Retail Properties	38,600	[c]	1,351,386
Taubman Centers	43,400	[c]	3,016,300
Weingarten Realty Investors	84,300	[c]	2,755,767
			13,588,353
Retailing—4.1%
Big Lots	67,800		3,050,322
Foot Locker	63,000		4,221,630
Murphy USA	4,300	[b]	240,026
O’Reilly Automotive	3,460	[b]	781,891
			8,293,869
Semiconductors & Semiconductor
Equipment—3.1%
Fairchild Semiconductor International	15,100	[b]	262,438
Integrated Device Technology	140,500	[b]	3,048,850
Skyworks Solutions	28,200		2,935,620
			6,246,908
Software & Services—10.8%
ANSYS	29,500	[b]	2,691,580
Broadridge Financial Solutions	4,900		245,049
Computer Sciences	42,000		2,756,880
Convergys	50,800		1,294,892
DST Systems	28,644		3,608,571
Jack Henry & Associates	30,300		1,960,410
NeuStar, Cl. A	56,100	[a,b]	1,638,681
PTC	78,800	[b]	3,232,376
Rovi	105,400	[a,b]	1,681,130

10

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
VeriSign	32,500	[a,b]	2,005,900
WEX	8,300	[b]	945,951
			22,061,420
Technology Hardware & Equipment—4.1%
Arrow Electronics	37,900	[b]	2,114,820
InterDigital	51,300		2,918,457
Polycom	154,900	[b]	1,772,056
Vishay Intertechnology	124,700		1,456,496
			8,261,829
Transportation—4.2%
Alaska Air Group	34,200		2,203,506
JetBlue Airways	56,300	[a,b]	1,168,788
Old Dominion Freight Line	45,500	[b]	3,121,527
Southwest Airlines	61,200		2,025,108
			8,518,929
Utilities—3.9%
Atmos Energy	29,100		1,492,248
Entergy	5,300		373,650
IDACORP	47,200		2,649,808
PNM Resources	30,500		750,300
Vectren	5,400		207,792
Westar Energy	75,200		2,573,344
			8,047,142
Total Common Stocks
(cost $182,674,685)			203,687,770

Other Investment—.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $523,527)	523,527	[d]	523,527

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—3.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,442,062)	6,442,062 [d]	6,442,062
Total Investments (cost $189,640,274)	103.3%	210,653,359
Liabilities, Less Cash and Receivables	(3.3%)	(6,726,515)
Net Assets	100.0%	203,926,844

a Security, or portion thereof, on loan.At June 30, 2015, the value of the fund’s securities on loan was $9,088,153 and the value of the collateral held by the fund was $9,275,265, consisting of cash collateral of $6,442,062 and
U.S. Government & Agency securities valued at $2,833,203.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	10.8	Technology Hardware & Equipment	4.1
Capital Goods	9.3	Utilities	3.9
Health Care Equipment & Services	8.2	Pharmaceuticals, B
Energy	6.8	iotech & Life Sciences	3.7
Real Estate	6.7	Money Market Investments	3.4
Banks	5.6	Semiconductors &
Materials	4.8	Semiconductor Equipment	3.1
Diversified Financials	4.7	Media	2.9
Insurance	4.5	Commercial & Professional Services	1.3
Consumer Durables & Apparel	4.3	Food & Staples Retailing	1.3
Food, Beverage & Tobacco	4.2	Automobiles & Components	1.0
Transportation	4.2	Consumer Services	.4
Retailing	4.1		103.3

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,088,153)—Note 1(b):
Unaffiliated issuers	182,674,685	203,687,770
Affiliated issuers	6,965,589	6,965,589
Cash		99,232
Dividends and securities lending income receivable		223,054
Prepaid expenses		2,059
		210,977,704
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		147,498
Liability for securities on loan—Note 1(b)		6,442,062
Payable for shares of Beneficial Interest redeemed		409,295
Accrued expenses		52,005
		7,050,860
Net Assets ($)		203,926,844
Composition of Net Assets ($):
Paid-in capital		173,665,066
Accumulated undistributed investment income—net		700,426
Accumulated net realized gain (loss) on investments		8,548,267
Accumulated net unrealized appreciation
(depreciation) on investments		21,013,085
Net Assets ($)		203,926,844

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	156,178,299	47,748,545
Shares Outstanding	7,880,097	2,415,400
Net Asset Value Per Share ($)	19.82	19.77

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,510,515
Affiliated issuers	767
Income from securities lending—Note 1(b)	60,367
Total Income	1,571,649
Expenses:
Management fee—Note 3(a)	762,024
Distribution fees—Note 3(b)	53,439
Trustees’ fees and expenses—Note 3(c)	31,312
Professional fees	28,295
Prospectus and shareholders’ reports	12,358
Custodian fees—Note 3(b)	6,819
Loan commitment fees—Note 2	720
Shareholder servicing costs—Note 3(b)	691
Interest expense—Note 2	58
Miscellaneous	12,243
Total Expenses	907,959
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	907,957
Investment Income—Net	663,692
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,579,392
Net unrealized appreciation (depreciation) on investments	(5,015,147)
Net Realized and Unrealized Gain (Loss) on Investments	3,564,245
Net Increase in Net Assets Resulting from Operations	4,227,937

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	663,692	1,126,667
Net realized gain (loss) on investments	8,579,392	31,053,585
Net unrealized appreciation
(depreciation) on investments	(5,015,147)	(11,297,380)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,227,937	20,882,872
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(944,587)	(1,600,836)
Service Shares	(179,129)	(180,578)
Net realized gain on investments:
Initial Shares	(24,657,461)	(868,833)
Service Shares	(6,393,134)	(126,481)
Total Dividends	(32,174,311)	(2,776,728)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,979,969	9,644,215
Service Shares	18,788,849	16,589,102
Dividends reinvested:
Initial Shares	25,602,048	2,469,669
Service Shares	6,572,263	307,059
Cost of shares redeemed:
Initial Shares	(13,886,135)	(25,817,267)
Service Shares	(6,878,417)	(8,124,921)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	36,178,577	(4,932,143)
Total Increase (Decrease) in Net Assets	8,232,203	13,174,001
Net Assets ($):
Beginning of Period	195,694,641	182,520,640
End of Period	203,926,844	195,694,641
Undistributed investment income—net	700,426	1,160,450

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Initial Shares
Shares sold	278,377	444,102
Shares issued for dividends reinvested	1,278,824	117,940
Shares redeemed	(646,663)	(1,194,189)
Net Increase (Decrease) in Shares Outstanding	910,538	(632,147)
Service Shares
Shares sold	880,964	749,291
Shares issued for dividends reinvested	328,942	14,678
Shares redeemed	(327,752)	(375,381)
Net Increase (Decrease) in Shares Outstanding	882,154	388,588
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you hadreinvested all dividends and distributions.The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015				Year Ended December 31,
Initial Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	23.03		20.87	15.68	13.16	13.17	10.46
Investment Operations:
Investment income—net[a]	.07		.14	.20	.23	.06	.06
Net realized and unrealized
gain (loss) on investments	.48		2.35	5.24	2.36	.00 [b]	2.76
Total from Investment Operations	.55		2.49	5.44	2.59	.06	2.82
Distributions:
Dividends from
investment income—net	(.14)		(.21)	(.25)	(.07)	(.07)	(.11)
Dividends from net realized
gain on investments	(3.62)		(.12)	—	—	—	—
Total Distributions	(3.76)		(.33)	(.25)	(.07)	(.07)	(.11)
Net asset value, end of period	19.82		23.03	20.87	15.68	13.16	13.17
Total Return (%)	2.20	[c]	12.09	34.99	19.67	.40	27.10
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84	[d]	.85	.86	.85	.86	.84
Ratio of net expenses
to average net assets	.84	[d]	.85	.86	.85	.86	.84
Ratio of net investment income
to average net assets	.70	[d]	.64	1.11	1.58	.50	.54
Portfolio Turnover Rate	41.55	[c]	83.06	68.72	73.96	81.48	79.28
Net Assets, end of period
($ x 1,000)	156,178		160,482	158,682	128,410	123,187	147,155

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2015				Year Ended December 31,
Service Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	22.97		20.83	15.65	13.14	13.16	10.46
Investment Operations:
Investment income—net[a]	.05		.09	.16	.19	.02	.05
Net realized and unrealized
gain (loss) on investments	.47		2.34	5.23	2.35	.01	2.76
Total from Investment Operations	.52		2.43	5.39	2.54	.03	2.81
Distributions:
Dividends from
investment income—net	(.10)		(.17)	(.21)	(.03)	(.05)	(.11)
Dividends from net realized
gain on investments	(3.62)		(.12)	—	—	—	—
Total Distributions	(3.72)		(.29)	(.21)	(.03)	(.05)	(.11)
Net asset value, end of period	19.77		22.97	20.83	15.65	13.14	13.16
Total Return (%)	2.08	[b]	11.76	34.70	19.34	.20	26.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09	[c]	1.10	1.11	1.10	1.11	1.09
Ratio of net expenses
to average net assets	1.09	[c]	1.10	1.11	1.10	1.11	.97
Ratio of net investment income
to average net assets	.48	[c]	.40	.86	1.32	.18	.40
Portfolio Turnover Rate	41.55	[b]	83.06	68.72	73.96	81.48	79.28
Net Assets, end of period
($ x 1,000)	47,749		35,213	23,838	17,836	17,050	19,586

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

MidCap Stock Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	203,687,770	—	—	203,687,770
Mutual Funds	6,965,589	—	—	6,965,589

†	See Statement of Investments for additional detailed categorizations.

22

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of New York Mellon earned $17,407 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in affiliated investment companies during the period ended June 30, 2015, were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,336,380	16,044,817	16,857,670	523,527.2
Dreyfus
Institutional
Cash
Advantage
Fund	5,489,803	31,936,854	30,984,595	6,442,062	3.2
Total	6,826,183	47,981,671	47,842,265	6,965,589	3.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

24

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: ordinary income $1,781,414 and long-term capital gains $995,314.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2015, was approximately $10,500 with a related weighted average annualized interest rate of 1.12%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2015, Service shares were charged $53,439 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $560 for transfer agency services and $39 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $6,819 pursuant to the custody agreement.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

26

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $128,720, Distribution Plan fees $9,844, custodian fees $5,553, Chief Compliance Officer fees $3,169 and transfer agency fees $212.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2015, amounted to $89,757,991 and $83,960,702, respectively.

At June 30, 2015, accumulated net unrealized appreciation on investments was $21,013,085, consisting of $31,503,237 gross unrealized appreciation and $10,490,152 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
Small Cap Stock Index
Portfolio

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Small Cap Stock Index Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market proved volatile on its way to posting modest gains over the first half of 2015. Investors were worried when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather, a strengthening U.S. dollar, and expected increases in short-term interest rates. These fears waned during the second quarter, when economic growth seemed to regain momentum. While a number of headwinds remained, investors were encouraged by better employment data, stronger housing markets, and stabilizing currency exchange rates.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio produced a total return of 3.98%.1 In comparison, the fund’s benchmark, the Standard & Poor’s SmallCap 600® Index (the “S&P 600 Index”), produced a 4.16% total return for the same period.2,3

Small-cap stocks advanced moderately over the first half of 2015 amid choppy economic growth. The difference in returns between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the S&P 600 Index. To pursue its goal, the fund invests in a representative sample of stocks included in the S&P 600 Index, and in futures whose performance is tied to the S&P 600 Index.The fund’s investments are selected by a “sampling” process based on market capitalization, industry representation, and other fundamental benchmark characteristics. The fund expects to invest in approximately 500 or more of the stocks in the S&P 600 Index.

Choppy Economic Growth Constrained Equity Gains

In contrast to robust economic performance during much of 2014, the economic recovery proved more uneven over the first half of 2015.The U.S. economy contracted modestly during the first quarter in the face of severe winter weather and a labor slowdown in West Coast ports. Global economic weakness further weighed on U.S. exporters and multinational corporations when massive quantitative easing programs in Europe and Japan caused the U.S. dollar to appreciate sharply against most foreign currencies. Meanwhile, sharply lower oil prices created challenges for energy producers. The S&P 600 Index proved volatile in this environment, losing value early in the first quarter of 2015 before subsequently staging a rally.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The economy seemed to get back on track in the spring, when labor markets resumed their job gains, housing markets showed renewed strength, oil prices rebounded, and currency exchange rates stabilized. These developments more than offset concerns surrounding flat wage growth and reduced labor force participation. Consequently, small-cap stock prices moved higher through mid-June until concerns regarding a debt crisis in Greece derailed the market’s advance. Small-cap stocks outperformed their large-cap counterparts for the reporting period overall.

Various Market Sectors Produced Mixed Results

The health care sector ranked as the S&P 600 Index’s strongest segment over the first half of 2015. Earnings of health care service providers were supported by demographic trends in which an aging population is spending more on medical services. In addition, regulators approved a number of new medical treatments developed by small health care companies, and ambulatory surgery and urgent care centers encountered rising demand from patients under the Affordable Care Act. Greater certainty surrounding the Act’s sustainability fueled speculation that mergers-and-acquisitions activity will increase within the sector.

The consumer discretionary sector was bolstered over the reporting period by higher levels of disposable income stemming from lower fuel prices. Casual dining restaurants with healthier menu items fared especially well, taking market share from large fast-food chains. Sellers of luxury goods and leisure apparel also gained value in a more robust retail environment.

Results from the information technology sector were bolstered by innovative companies engaged in cloud and mobile computing. Among software developers, winners ranged from videogame producers with online digital distribution business models to companies that help businesses automate operations, enhance productivity, and protect their networks from cyberattacks.

The materials sector comprises a relatively small percentage of the S&P 600 Index, but the benchmark’s results were significantly undermined by weakness among steelmakers serving the struggling oil production industry and aluminum producers facing reduced demand in overseas markets. Providers of forest products, such as packaging manufacturers, were hurt by harsh winter weather and labor unrest in West Coast ports. In

4

the energy sector, smaller equipment and service providers tended to be more sensitive to commodity pricing pressures than their larger counterparts, and coal producers struggled with high inventory levels and competitive pressures from other fuels. Dividend-paying companies in the utilities sector generally produced flat earnings over the first half of the year, but they lost value due to concerns that rising interest rates could make bonds a more competitive alternative for income-oriented investors.

Maintaining a Passive Investment Approach

Although we attempt to replicate the performance of the S&P 600 Index and do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economy recently has gained momentum, and international markets may be poised for recovery in response to aggressively accommodative monetary policies. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

July 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in an index.
3 “Standard & Poor’s®,” “S&P®,” and “Standard & Poor’s® SmallCap 600 Index” are trademarks of Standard &
Poor’s Financial Services LLC (“Standard & Poor’s”), and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

Expenses paid per $1,000†	$3.03
Ending value (after expenses)	$ 1,039.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

Expenses paid per $1,000†	$ 3.01
Ending value (after expenses)	$ 1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

Common Stocks—99.5%	Shares		Value ($)
Automobiles & Components—.9%
Dorman Products	14,376	[a,b]	685,160
Drew Industries	10,787		625,862
Gentherm	16,982	[b]	932,482
Standard Motor Products	8,103		284,577
Superior Industries International	5,527		101,199
Winnebago Industries	12,169	[a]	287,067
			2,916,347
Banks—9.6%
Astoria Financial	42,040		579,732
Bank Mutual	33,567		257,459
Banner	11,151		534,467
BBCN Bancorp	32,473		480,276
BofI Holding	5,393	[b]	570,094
Boston Private Financial Holdings	40,410		541,898
Brookline Bancorp	26,941		304,164
Cardinal Financial	11,443		249,343
Central Pacific Financial	13,590		322,762
City Holding	7,252	[a]	357,161
Columbia Banking System	25,200		820,008
Community Bank System	17,134	[a]	647,151
CVB Financial	51,286		903,146
Dime Community Bancshares	8,455		143,228
F.N.B	75,874		1,086,516
First BanCorp	56,854	[b]	274,036
First Commonwealth Financial	52,201		500,608
First Financial Bancorp	26,614		477,455
First Financial Bankshares	29,720	[a]	1,029,501
First Midwest Bancorp	41,441		786,136
Glacier Bancorp	38,783		1,140,996
Hanmi Financial	19,064		473,550
Home BancShares	25,412		929,063
Independent Bank	10,373		486,390
LegacyTexas Financial Group	17,177		518,745
MB Financial	31,978		1,101,322
National Penn Bancshares	74,663		842,199
NBT Bancorp	16,910		442,535

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Banks (continued)
Northwest Bancshares	52,676		675,306
OFG Bancorp	21,186		226,055
Old National Bancorp	49,504		715,828
Oritani Financial	23,860		382,953
Pinnacle Financial Partners	17,239		937,284
PrivateBancorp	35,671		1,420,419
Provident Financial Services	30,605		581,189
S&T Bancorp	16,820		497,704
Simmons First National, Cl. A	9,524		444,580
Southside Bancshares	7,499	[a]	219,203
Sterling Bancorp	35,799		526,245
Susquehanna Bancshares	82,677		1,167,399
Talmer Bancorp, Cl. A	27,524		461,027
Texas Capital Bancshares	20,072	[b]	1,249,281
Tompkins Financial	4,044		217,244
TrustCo Bank	31,121		218,781
UMB Financial	17,416		993,060
United Bankshares	27,547		1,108,216
United Community Banks	24,472		510,731
Walker & Dunlop	12,132	[b]	324,410
Westamerica Bancorporation	10,598	[a]	536,789
Wilshire Bancorp	31,357		396,039
Wintrust Financial	22,167		1,183,274
			31,792,958
Capital Goods—9.6%
AAON	22,390		504,223
AAR	14,516		462,625
Actuant, Cl. A	32,007		739,042
Aegion	19,334	[b]	366,186
Aerojet Rocketdyne Holdings	24,595	[b]	506,903
AeroVironment	6,797	[b]	177,266
Albany International, Cl. A	13,445		535,111
American Science & Engineering	1,201		52,616
American Woodmark	7,503	[b]	411,540
Apogee Enterprises	13,072		688,110
Applied Industrial Technologies	17,495		693,677
Astec Industries	7,858		328,622

8

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
AZZ	11,046		572,183
Barnes Group	21,990		857,390
Briggs & Stratton	26,250		505,575
CIRCOR International	7,182		391,634
Comfort Systems USA	18,846		432,516
Cubic	12,273		583,949
Curtiss-Wright	23,583		1,708,353
DXP Enterprises	5,432	[b]	252,588
Dycom Industries	14,653	[b]	862,329
EMCOR Group	31,656		1,512,207
Encore Wire	8,285		366,943
EnerSys	22,131		1,555,588
Engility Holdings	4,700		118,252
EnPro Industries	9,206		526,767
ESCO Technologies	14,868		556,212
Federal Signal	36,117		538,504
Franklin Electric	16,245		525,201
General Cable	25,373		500,609
Gibraltar Industries	8,871	[b]	180,702
Griffon	23,130		368,230
Harsco	37,575		619,988
Hillenbrand	31,530		967,971
John Bean Technologies	15,809		594,260
Kaman	15,158		635,727
Lindsay	5,808	[a]	510,581
Lydall	8,627	[b]	255,014
Moog, Cl. A	19,660	[b]	1,389,569
Mueller Industries	26,702		927,093
MYR Group	9,812	[b]	303,779
National Presto Industries	2,495	[a]	200,398
PGT	15,540	[b]	225,485
Powell Industries	1,455		51,172
Quanex Building Products	20,350		436,101
Simpson Manufacturing	21,980		747,320
Standex International	5,136		410,520
TASER International	25,426	[a,b]	846,940
Tennant	7,589		495,865

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Titan International	20,360	[a]	218,666
TopBuild	15,596	[b]	452,284
Toro	25,666		1,739,641
Universal Forest Products	11,112		578,157
Veritiv	3,335		121,594
Vicor	11,240	[b]	137,016
Watts Water Technologies, Cl. A	13,539		701,997
			31,948,791
Commercial & Professional Services—4.4%
ABM Industries	23,428		770,078
Brady, Cl. A	24,552		607,416
CDI	8,644		112,372
Essendant	20,566		807,216
Exponent	12,378		554,287
G&K Services, Cl. A	8,813		609,331
Healthcare Services Group	31,024		1,025,343
Heidrick & Struggles International	7,267		189,523
Insperity	9,131		464,768
Interface	30,929		774,771
Kelly Services, Cl. A	11,908		182,788
Korn/Ferry International	26,523		922,205
Matthews International, Cl. A	13,991		743,482
Mobile Mini	23,143		972,932
Navigant Consulting	26,671	[b]	396,598
On Assignment	23,270	[b]	914,046
Resources Connection	17,719		285,099
Tetra Tech	27,933		716,202
The Brink’s Company	22,312		656,642
TrueBlue	20,612	[b]	616,299
UniFirst	8,055		900,952
US Ecology	8,946		435,849
Viad	9,322		252,719
WageWorks	15,451	[b]	624,993
			14,535,911
Consumer Durables & Apparel—3.9%
Arctic Cat	6,599		219,153
Callaway Golf	35,564		317,942

10

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
Crocs	29,391	[b]	432,342
Ethan Allen Interiors	13,455		354,405
G-III Apparel Group	16,836	[b]	1,184,413
Helen of Troy	11,878	[b]	1,157,986
Iconix Brand Group	25,138	[b]	627,696
iRobot	13,177	[a,b]	420,083
La-Z-Boy	26,623		701,250
M/I Homes	10,923	[b]	269,470
Meritage Homes	16,009	[b]	753,864
Movado Group	10,934		296,967
Oxford Industries	7,999		699,513
Perry Ellis International	9,822	[b]	233,469
Ryland Group	22,831		1,058,673
Standard Pacific	64,869	[b]	577,983
Steven Madden	27,701	[b]	1,185,049
Sturm Ruger & Co	7,760	[a]	445,812
Unifi	6,804	[b]	227,934
Universal Electronics	8,957	[b]	446,417
Wolverine World Wide	52,153		1,485,317
			13,095,738
Consumer Services—4.5%
American Public Education	10,067	[b]	258,923
Biglari Holdings	561	[b]	232,114
BJ’s Restaurants	8,601	[b]	416,718
Bob Evans Farms	9,660		493,143
Boyd Gaming	39,632	[b]	592,498
Capella Education	5,943		318,961
Career Education	28,383	[b]	93,664
Cracker Barrel Old Country Store	10,843	[a]	1,617,342
DineEquity	8,056		798,269
Interval Leisure Group	16,423		375,266
Jack in the Box	18,783		1,655,909
Marcus	11,285		216,446
Marriott Vacations Worldwide	14,123		1,295,785
Monarch Casino & Resort	5,445	[b]	111,949
Papa John’s International	13,426		1,015,140
Pinnacle Entertainment	30,894	[b]	1,151,728

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Popeyes Louisiana Kitchen	11,107	[b]	666,309
Red Robin Gourmet Burgers	5,855	[b]	502,476
Regis	20,088	[b]	316,587
Ruby Tuesday	27,633	[b]	173,259
Ruth’s Hospitality Group	21,076		339,745
Scientific Games, Cl. A	17,332	[a,b]	269,339
Sonic	25,636		738,317
Strayer Education	4,892	[b]	210,845
Texas Roadhouse	28,470		1,065,632
			14,926,364
Diversified Financials—3.4%
Calamos Asset Management, Cl. A	11,271		138,070
Cash America International	14,006		366,817
Encore Capital Group	9,652	[a,b]	412,526
Enova International	13,990		261,333
Evercore Partners, Cl. A	17,836		962,431
EZCORP, Cl. A	16,836	[b]	125,091
Financial Engines	26,148	[a]	1,110,767
First Cash Financial Services	13,727	[b]	625,814
Green Dot, Cl. A	18,406	[b]	351,923
Greenhill & Co	14,239		588,498
HFF, Cl. A	16,795		700,855
Interactive Brokers Group, Cl. A	25,057		1,041,369
Investment Technology Group	18,532		459,594
MarketAxess Holdings	18,306		1,698,248
Piper Jaffray	8,819	[b]	384,861
PRA Group	24,317	[a,b]	1,515,192
Virtus Investment Partners	2,545		336,576
World Acceptance	5,283	[a,b]	324,957
			11,404,922
Energy—3.5%
Approach Resources	13,260	[a,b]	90,831
Basic Energy Services	18,114	[b]	136,761
Bill Barrett	23,690	[a,b]	203,497
Bonanza Creek Energy	15,690	[b]	286,342
Bristow Group	16,655		887,711
CARBO Ceramics	7,452	[a]	310,227

12

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Carrizo Oil & Gas	23,176	[b]	1,141,186
Cloud Peak Energy	34,184	[a,b]	159,297
Comstock Resources	41,045	[a]	136,680
Contango Oil & Gas	6,844	[b]	83,976
Era Group	11,930	[b]	244,326
Exterran Holdings	29,879		975,549
Geospace Technologies	1,968	[b]	45,362
Green Plains	18,662		514,138
Gulf Island Fabrication	8,424		94,096
GulfMark Offshore, Cl. A	14,677	[a]	170,253
Hornbeck Offshore Services	14,659	[a,b]	300,949
ION Geophysical	67,718	[b]	72,458
Itron	17,983	[b]	619,335
Matrix Service	15,659	[b]	286,247
Newpark Resources	45,369	[b]	368,850
Northern Oil and Gas	35,724	[a,b]	241,851
PDC Energy	19,158	[a,b]	1,027,635
Penn Virginia	31,420	[b]	137,620
PetroQuest Energy	30,634	[a,b]	60,655
Pioneer Energy Services	32,245	[b]	204,433
Rex Energy	21,483	[a,b]	120,090
SEACOR Holdings	8,514	[b]	603,983
Stone Energy	27,465	[b]	345,784
Swift Energy	32,131	[a,b]	65,226
Synergy Resources	37,227	[b]	425,505
Tesco	16,430		179,087
TETRA Technologies	27,722	[b]	176,866
US Silica Holdings	26,909	[a]	790,048
			11,506,854
Food & Staples Retailing—.3%
Andersons	13,674		533,286
SpartanNash	14,562		473,847
			1,007,133
Food, Beverage & Tobacco—1.9%
B&G Foods	25,686	[a]	732,822
Cal-Maine Foods	16,052	[a]	837,914
Calavo Growers	6,305		327,419

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Darling Ingredients	71,222	[b]	1,044,115
Diamond Foods	9,394	[b]	294,784
J&J Snack Foods	7,052		780,445
Sanderson Farms	10,687	[a]	803,235
Seneca Foods, Cl. A	3,166	[b]	87,920
Snyder’s-Lance	22,961		740,951
Universal	10,857	[a]	622,323
			6,271,928
Health Care Equipment & Services—9.3%
Abaxis	10,806		556,293
ABIOMED	17,068	[b]	1,121,880
Aceto	12,402		305,461
Air Methods	19,248	[a,b]	795,712
Almost Family	1,909	[b]	76,188
Amedisys	14,503	[b]	576,204
AMN Healthcare Services	20,205	[b]	638,276
AmSurg	21,391	[b]	1,496,300
Analogic	6,615		521,923
AngioDynamics	12,213	[b]	200,293
Anika Therapeutics	8,139	[b]	268,831
Bio-Reference Laboratories	10,343	[a,b]	426,649
Cantel Medical	15,012		805,694
Chemed	8,654		1,134,539
Computer Programs & Systems	6,416		342,743
CONMED	12,530		730,123
CorVel	5,488	[b]	175,726
Cross Country Healthcare	10,644	[b]	134,966
CryoLife	9,536		107,566
Cyberonics	13,151	[b]	781,958
Cynosure, Cl. A	7,791	[b]	300,577
Ensign Group	8,931		456,017
ExamWorks Group	14,787	[a,b]	578,172
Greatbatch	13,502	[b]	728,028
Haemonetics	23,691	[b]	979,860
Hanger	15,427	[b]	361,609
HealthEquity	16,003		512,896
HealthStream	9,434	[b]	286,982

14

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Healthways	14,929	[b]	178,849
ICU Medical	6,556	[b]	627,147
Integra LifeSciences Holdings	10,426	[b]	702,400
Invacare	13,711		296,569
IPC Healthcare	7,485	[b]	414,594
Kindred Healthcare	38,571		782,606
Landauer	6,668		237,648
LHC Group	6,943	[b]	265,570
Magellan Health	12,519	[b]	877,206
Masimo	21,115	[b]	817,995
MedAssets	31,444	[b]	693,655
Medidata Solutions	24,949	[b]	1,355,230
Meridian Bioscience	22,221		414,199
Merit Medical Systems	19,358	[b]	416,971
Natus Medical	17,271	[b]	735,054
Neogen	15,916	[b]	755,055
NuVasive	22,257	[b]	1,054,537
Omnicell	18,341	[b]	691,639
PharMerica	14,752	[b]	491,242
Providence Service	3,642	[b]	161,268
Quality Systems	24,051		398,525
Select Medical Holdings	46,558		754,240
SurModics	10,348	[b]	242,350
Vascular Solutions	4,371	[b]	151,761
West Pharmaceutical Services	34,623		2,010,904
			30,928,680
Household & Personal Products—.4%
Central Garden & Pet, Cl. A	25,527	[b]	291,263
Inter Parfums	8,101		274,867
Medifast	8,486	[b]	274,268
WD-40	7,001		610,207
			1,450,605
Insurance—2.6%
American Equity Investment Life Holding	35,663		962,188
AMERISAFE	8,589		404,198
eHealth	567	[b]	7,195
Employers Holdings	19,426		442,524

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
HCI Group	3,985		176,177
Horace Mann Educators	17,413		633,485
Infinity Property & Casualty	6,134		465,203
Meadowbrook Insurance Group	13,762		118,353
Montpelier Re Holdings	18,248		720,796
Navigators Group	5,540	[b]	429,682
ProAssurance	24,253		1,120,731
RLI	15,592		801,273
Safety Insurance Group	4,237		244,517
Selective Insurance Group	27,570		773,338
Stewart Information Services	9,839		391,592
United Fire Group	11,334		371,302
United Insurance Holdings	7,720		119,969
Universal Insurance Holdings	18,514		448,039
			8,630,562
Materials—5.0%
A. Schulman	13,269		580,121
A.M. Castle & Co.	9,901	[a,b]	61,089
AK Steel Holding	60,166	[a,b]	232,842
American Vanguard	5,265		72,657
Balchem	13,341		743,361
Boise Cascade	20,362	[b]	746,878
Calgon Carbon	29,694		575,470
Century Aluminum	29,431	[a,b]	306,965
Clearwater Paper	10,548	[b]	604,400
Deltic Timber	3,751		253,718
Flotek Industries	17,860	[a,b]	223,786
FutureFuel	9,535		122,715
Glatfelter	19,909		437,799
Globe Specialty Metals	28,574		505,760
H.B. Fuller	21,335		866,628
Hawkins	2,111		85,263
Haynes International	4,806		237,032
Headwaters	37,413	[b]	681,665
Innophos Holdings	10,964		577,145
Intrepid Potash	26,738	[b]	319,252
Kaiser Aluminum	9,362		777,795

16

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
KapStone Paper and Packaging	39,407		911,090
Koppers Holdings	6,369		157,442
Kraton Performance Polymers	14,345	[b]	342,559
LSB Industries	6,860	[b]	280,162
Materion	12,185		429,521
Myers Industries	9,338		177,422
Neenah Paper	9,418		555,285
Olympic Steel	4,593		80,102
OM Group	15,318		514,685
Quaker Chemical	6,774		601,802
Rayonier Advanced Materials	20,015	[a]	325,444
RTI International Metals	14,135	[a,b]	445,535
Schweitzer-Mauduit International	13,811		550,783
Stepan	9,607		519,835
Stillwater Mining	65,000	[b]	753,350
SunCoke Energy	30,036		390,468
Tredegar	10,047		222,139
Wausau Paper	26,511		243,371
			16,513,336
Media—.6%
E.W. Scripps, Cl. A	28,802		658,126
Gannet Company	48,615		680,124
Harte-Hanks	25,401		151,390
Scholastic	10,415		459,614
Sizmek	12,022	[b]	85,356
			2,034,610
Pharmaceuticals, Biotech & Life Sciences—4.2%
Acorda Therapeutics	20,273	[a,b]	675,699
Affymetrix	45,090	[a,b]	492,383
Albany Molecular Research	8,917	[b]	180,302
ANI Pharmaceuticals	3,908	[a,b]	242,491
Cambrex	17,078	[b]	750,407
DepoMed	29,443	[a,b]	631,847
Emergent BioSolutions	17,281	[b]	569,409
Impax Laboratories	29,493	[b]	1,354,319
Lannett Company	14,333	[a,b]	851,954
Ligand Pharmaceuticals	9,167	[a,b]	924,950

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech & Life Sciences (continued)
Luminex	21,339	[b]	368,311
Medicines	27,795	[b]	795,215
MiMedx Group	44,793	[b]	519,151
Momenta Pharmaceuticals	26,312	[b]	600,177
Nektar Therapeutics	62,316	[a,b]	779,573
PAREXEL International	27,523	[b]	1,770,004
Prestige Brands Holdings	25,652	[b]	1,186,148
Repligen	15,436	[b]	637,044
Sagent Pharmaceuticals	12,776	[b]	310,585
Spectrum Pharmaceuticals	30,261	[a,b]	206,985
Supernus Pharmaceuticals	14,036	[b]	238,331
			14,085,285
Real Estate—7.8%
Acadia Realty Trust	29,650	[c]	863,112
Agree Realty	5,657	[c]	165,015
American Assets Trust	18,011	[c]	706,211
Associated Estates Realty	28,147	[c]	805,849
Capstead Mortgage	52,997	[a,c]	588,267
CareTrust	10,546		133,618
Cedar Realty Trust	39,978	[c]	255,859
Chesapeake Lodging Trust	25,805	[c]	786,536
CoreSite Realty	11,266	[c]	511,927
Cousins Properties	90,821	[c]	942,722
DiamondRock Hospitality	102,336	[c]	1,310,924
EastGroup Properties	16,715	[c]	939,884
Education Realty Trust	21,905	[c]	686,941
EPR Properties	27,502	[c]	1,506,560
Forestar Group	16,497 [a,b,c]		217,101
Franklin Street Properties	34,192	[c]	386,712
GEO Group	36,654		1,252,101
Getty Realty	17,692	[c]	289,441
Government Properties Income Trust	28,376	[a,c]	526,375
Healthcare Realty Trust	43,847	[c]	1,019,881
Inland Real Estate	47,446	[c]	446,941
Kite Realty Group Trust	35,344	[c]	864,868
Lexington Realty Trust	103,749	[a,c]	879,792
LTC Properties	18,719	[c]	778,710

18

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
Medical Properties Trust	91,493	[c]	1,199,473
Parkway Properties	34,491	[c]	601,523
Pennsylvania Real Estate Investment Trust	29,807	[c]	636,081
Post Properties	27,596	[c]	1,500,395
PS Business Parks	10,409	[c]	751,009
Retail Opportunity Investments	40,779	[c]	636,968
Sabra Health Care	28,300	[c]	728,442
Saul Centers	7,146	[c]	351,512
Sovran Self Storage	16,697	[c]	1,451,136
Summit Hotel Properties	41,189	[c]	535,869
Universal Health Realty Income Trust	7,162	[c]	332,747
Urstadt Biddle Properties, Cl. A	15,414	[c]	287,934
			25,878,436
Retailing—5.1%
Barnes & Noble	21,065	[b]	546,847
Big 5 Sporting Goods	9,561		135,862
Blue Nile	6,264	[b]	190,363
Buckle	13,333	[a]	610,251
Caleres	20,636		655,812
Cato, Cl. A	13,321		516,322
Christopher & Banks	14,670	[b]	58,827
Finish Line, Cl. A	19,903		553,701
Francesca’s Holdings	21,121	[b]	284,500
Fred’s, Cl. A	11,472		221,295
FTD Companies	8,546	[b]	240,912
Genesco	10,568	[b]	697,805
Group 1 Automotive	9,718		882,686
Haverty Furniture	12,604		272,498
Hibbett Sports	11,798	[a,b]	549,551
Kirkland’s	7,728		215,379
Lithia Motors, Cl. A	11,217		1,269,316
Lumber Liquidators Holdings	11,003	[a,b]	227,872
MarineMax	13,195	[b]	310,214
Men’s Wearhouse	20,088		1,287,038
Monro Muffler Brake	13,427		834,622
NutriSystem	13,248		329,610
Outerwall	9,990	[a]	760,339

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
PEP Boys-Manny Moe & Jack	17,193	[b]	210,958
PetMed Express	10,485	[a]	181,076
Pool	21,379		1,500,378
Select Comfort	28,036	[b]	843,043
Sonic Automotive, Cl. A	12,992		309,599
Stage Stores	10,802		189,359
Stein Mart	13,136		137,534
The Children’s Place	11,257		736,320
Tuesday Morning	18,405	[b]	207,332
Vitamin Shoppe	14,766	[b]	550,329
VOXX International	10,882	[b]	90,103
Zumiez	10,052	[b]	267,685
			16,875,338
Semiconductors & Semiconductor Equipment—3.8%
Advanced Energy Industries	20,558	[b]	565,139
Brooks Automation	33,052		378,445
Cabot Microelectronics	11,134	[b]	524,523
CEVA	4,791	[b]	93,089
Cirrus Logic	29,569	[b]	1,006,233
Cohu	18,938		250,550
Diodes	20,708	[b]	499,270
DSP Group	15,468	[b]	159,784
Exar	12,973	[b]	126,876
Kopin	30,842	[b]	106,405
Kulicke & Soffa Industries	39,138	[b]	458,306
Micrel	14,413		200,341
Microsemi	44,147	[b]	1,542,938
MKS Instruments	26,257		996,191
Monolithic Power Systems	16,995		861,816
Nanometrics	7,456	[b]	120,191
Pericom Semiconductor	16,656		219,026
Power Integrations	13,975		631,390
Rudolph Technologies	17,902	[b]	215,003
Semtech	31,179	[b]	618,903
Synaptics	16,479	[b]	1,429,306
Tessera Technologies	24,663		936,701
Ultratech	10,042	[b]	186,380

20

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Veeco Instruments	16,685	[b]	479,527
			12,606,333
Software & Services—6.4%
Blackbaud	23,177		1,319,930
Blucora	21,556	[b]	348,129
Bottomline Technologies	18,351	[b]	510,341
CACI International, Cl. A	11,491	[b]	929,507
Cardtronics	22,635	[b]	838,627
Ciber	29,928	[b]	103,252
comScore	14,483	[b]	771,365
CSG Systems International	18,563		587,705
Dealertrack Technologies	19,554	[b]	1,227,796
DHI Group	18,366	[b]	163,274
Ebix	10,775	[a]	351,373
Epiq Systems	10,641		179,620
ExlService Holdings	16,779	[b]	580,218
Forrester Research	5,683		204,702
Heartland Payment Systems	16,390		885,879
IGATE	14,596	[b]	696,083
Interactive Intelligence Group	5,916	[b]	263,085
j2 Global	20,541		1,395,556
Liquidity Services	10,712	[b]	103,157
LivePerson	21,434	[b]	210,268
LogMeIn	12,925	[b]	833,533
ManTech International, Cl. A	11,333		328,657
MicroStrategy, Cl. A	4,226	[b]	718,758
Monotype Imaging Holdings	19,818		477,812
Monster Worldwide	58,160	[b]	380,366
NetScout Systems	20,065	[a,b]	735,784
NIC	31,838		581,999
Perficient	14,215	[b]	273,497
Progress Software	27,459	[b]	755,122
QuinStreet	12,138	[b]	78,290
Stamps.com	7,995	[b]	588,192
SYKES Enterprises	22,368	[b]	542,424
Synchronoss Technologies	15,942	[b]	729,028

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Take-Two Interactive Software	37,907	[b]	1,045,096
Tangoe	14,111	[b]	177,516
TeleTech Holdings	8,673		234,865
VASCO Data Security International	13,907	[a,b]	419,852
Virtusa	11,021	[b]	566,479
XO Group	12,908	[b]	211,046
			21,348,183
Technology Hardware & Equipment—5.6%
ADTRAN	25,938		421,492
Agilysys	10,199	[b]	93,627
Anixter International	13,050	[b]	850,207
Badger Meter	6,347		402,971
Bel Fuse, Cl. B	5,345		109,679
Benchmark Electronics	28,932	[b]	630,139
Black Box	8,331		166,620
CalAmp	14,120	[a,b]	257,831
Checkpoint Systems	21,554		219,420
Coherent	12,465	[b]	791,278
Comtech Telecommunications	8,384		243,555
CTS	21,006		404,786
Daktronics	16,373		194,184
DTS	11,591	[b]	353,410
Electro Scientific Industries	10,296		54,260
Electronics For Imaging	20,976	[b]	912,666
Fabrinet	14,232	[b]	266,565
FARO Technologies	7,367	[b]	344,039
Harmonic	54,546	[b]	372,549
II-VI	22,976	[b]	436,084
Insight Enterprises	21,039	[b]	629,276
Ixia	26,316	[b]	327,371
Littelfuse	9,746		924,798
Mercury Systems	8,501	[b]	124,455
Methode Electronics	20,435		560,941
MTS Systems	6,174		425,697
NETGEAR	17,031	[b]	511,271
Newport	20,778	[b]	393,951

22

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
OSI Systems	8,600	[b]	608,794
Park Electrochemical	9,316		178,495
Plexus	16,931	[b]	742,932
QLogic	41,434	[b]	587,948
Rofin-Sinar Technologies	14,989	[b]	413,696
Rogers	9,740	[b]	644,204
Sanmina	41,698	[b]	840,632
ScanSource	11,543	[b]	439,327
Super Micro Computer	15,093	[b]	446,451
SYNNEX	12,258		897,163
TTM Technologies	37,859	[b]	378,211
ViaSat	19,267	[b]	1,161,029
			18,762,004
Telecommunication Services—.8%
8x8	37,599	[b]	336,887
Atlantic Tele-Network	6,116		422,493
Cincinnati Bell	96,419	[b]	368,321
Consolidated Communications Holdings	22,663		476,150
General Communication, Cl. A	18,218	[b]	309,888
Iridium Communications	37,585	[a,b]	341,648
Lumos Networks	5,197		76,864
Spok Holdings	10,227		172,223
			2,504,474
Transportation—2.5%
Allegiant Travel	6,000		1,067,280
ArcBest	14,500		461,100
Atlas Air Worldwide Holdings	10,395	[b]	571,309
Celadon Group	13,018		269,212
Echo Global Logistics	11,322	[b]	369,777
Forward Air	12,914		674,886
Hawaiian Holdings	25,490	[b]	605,387
Heartland Express	22,927		463,813
Hub Group, Cl. A	15,308	[b]	617,525
Knight Transportation	26,550		709,947
Matson	22,616		950,777
Republic Airways Holdings	23,730	[b]	217,841

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Transportation (continued)
Roadrunner Transportation Systems	9,603	[b]	247,757
Saia	13,048	[b]	512,656
SkyWest	22,323		335,738
UTi Worldwide	35,325	[b]	352,897
			8,427,902
Utilities—3.4%
ALLETE	19,901		923,207
American States Water	18,764		701,586
Avista	29,090		891,608
El Paso Electric	16,205		561,665
Laclede Group	18,717	[a]	974,407
New Jersey Resources	36,764		1,012,848
Northwest Natural Gas	11,444		482,708
NorthWestern	21,486	[a]	1,047,443
Piedmont Natural Gas	37,885	[a]	1,337,719
South Jersey Industries	29,954		740,762
Southwest Gas	23,727		1,262,514
UIL Holdings	27,957		1,280,990
			11,217,457
Total Common Stocks
(cost $218,348,373)			330,670,151
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.08%, 12/10/15	55,000	[d]	54,991
0.10%, 9/17/15	55,000	[d]	55,001
Total Short-Term Investments
(cost $109,969)			109,992

Other Investment—.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,280,632)	1,280,632	[e]	1,280,632

24

Investment of Cash Collateral
for Securities Loaned—7.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $23,922,557)	23,922,557 [e]	23,922,557
Total Investments (cost $243,661,531)	107.1%	355,983,332
Liabilities, Less Cash and Receivables	(7.1%)	(23,698,515)
Net Assets	100.0%	332,284,817

a Security, or portion thereof, on loan.At June 30, 2015, the value of the fund’s securities on loan was $32,565,814 and the value of the collateral held by the fund was $33,253,496, consisting of cash collateral of $23,922,557 and
U.S. Government & Agency securities valued at $9,330,939.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Banks	9.6	Semiconductors &
Capital Goods	9.6	Semiconductor Equipment	3.8
Health Care Equipment & Services	9.3	Energy	3.5
Real Estate	7.8	Diversified Financials	3.4
Short-Term/Money Market Investments	7.6	Utilities	3.4
Software & Services	6.4	Insurance	2.6
Technology Hardware & Equipment	5.6	Transportation	2.5
Retailing	5.1	Food, Beverage & Tobacco	1.9
Materials	5.0	Automobiles & Components	.9
Consumer Services	4.5	Telecommunication Services	.8
Commercial & Professional Services	4.4	Media	.6
Pharmaceuticals,		Household & Personal Products	.4
Biotech & Life Sciences	4.2	Food & Staples Retailing	.3
Consumer Durables & Apparel	3.9		107.1

† Based on net assets.
See notes to financial statements.

The Fund 25

STATEMENT OF FINANCIAL FUTURES

June 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2015	($)
Financial Futures Long
Russell 2000 E-mini	13	1,625,520	September 2015	(25,993)

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $32,565,814)—Note 1(b):
Unaffiliated issuers	218,458,342	330,780,143
Affiliated issuers	25,203,189	25,203,189
Cash		93,234
Receivable for investment securities sold		4,498,620
Dividends and securities lending income receivable—Note 1(b)		361,529
Receivable for futures variation margin—Note 4		6,808
		360,943,523
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		159,279
Liability for securities on loan—Note 1(b)		23,922,557
Payable for investment securities purchased		4,508,902
Payable for shares of Beneficial Interest redeemed		66,968
Accrued expenses		1,000
		28,658,706
Net Assets ($)		332,284,817
Composition of Net Assets ($):
Paid-in capital		212,527,468
Accumulated undistributed investment income—net		1,668,224
Accumulated net realized gain (loss) on investments		5,793,317
Accumulated net unrealized appreciation (depreciation)
on investments [including ($25,993) net unrealized
(depreciation) on financial futures]		112,295,808
Net Assets ($)		332,284,817
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		18,681,656
Net Asset Value, offering and redemption price per share ($)		17.79

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $498 foreign taxes withheld at source):
Unaffiliated issuers	2,492,491
Affiliated issuers	1,166
Income from securities lending—Note 1(b)	113,698
Interest	53
Total Income	2,607,408
Expenses:
Management fee—Note 3(a)	579,888
Distribution fees—Note 3(b)	414,205
Trustees’ fees—Note 3(a,c)	44,501
Loan commitment fees—Note 2	1,114
Total Expenses	1,039,708
Less—Trustees’ fees reimbursed by the Manager—Note 3(a)	(44,501)
Net Expenses	995,207
Investment Income—Net	1,612,201
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	12,248,721
Net realized gain (loss) on financial futures	171,498
Net Realized Gain (Loss)	12,420,219
Net unrealized appreciation (depreciation) on investments	(993,664)
Net unrealized appreciation (depreciation) on financial futures	(173,118)
Net Unrealized Appreciation (Depreciation)	(1,166,782)
Net Realized and Unrealized Gain (Loss) on Investments	11,253,437
Net Increase in Net Assets Resulting from Operations	12,865,638

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	1,612,201	2,367,023
Net realized gain (loss) on investments	12,420,219	21,925,891
Net unrealized appreciation
(depreciation) on investments	(1,166,782)	(8,383,867)
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,865,638	15,909,047
Dividends to Shareholders from ($):
Investment income—net	(2,379,002)	(1,896,663)
Net realized gain on investments	(21,208,628)	(18,012,952)
Total Dividends	(23,587,630)	(19,909,615)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	22,647,238	59,376,728
Dividends reinvested	23,587,630	19,909,615
Cost of shares redeemed	(40,879,675)	(69,629,432)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	5,355,193	9,656,911
Total Increase (Decrease) in Net Assets	(5,366,799)	5,656,343
Net Assets ($):
Beginning of Period	337,651,616	331,995,273
End of Period	332,284,817	337,651,616
Undistributed investment income—net	1,668,224	2,435,025
Capital Share Transactions (Shares):
Shares sold	1,251,818	3,327,239
Shares issued for dividends reinvested	1,340,206	1,116,636
Shares redeemed	(2,257,188)	(3,947,068)
Net Increase (Decrease) in Shares Outstanding	334,836	496,807

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund’s total returns do not refect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015				Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	18.40		18.60	13.56	12.17	12.20	9.75
Investment Operations:
Investment income—net[a]	.09		.13	.11	.17	.07	.08
Net realized and unrealized
gain (loss) on investments	.62		.79	5.31	1.73	.01	2.43
Total from Investment Operations	.71		.92	5.42	1.90	.08	2.51
Distributions:
Dividends from
investment income—net	(.13)		(.11)	(.17)	(.06)	(.08)	(.06)
Dividends from net realized
gain on investments	(1.19)		(1.01)	(.21)	(.45)	(.03)	—
Total Distributions	(1.32)		(1.12)	(.38)	(.51)	(.11)	(.06)
Net asset value, end of period	17.79		18.40	18.60	13.56	12.17	12.20
Total Return (%)	3.98	[b]	5.12	40.72	15.74	.56	25.83
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.63	[c]	.63	.60	.60	.60	.60
Ratio of net expenses
to average net assets	.60	[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	.97	[c]	.73	.70	1.32	.54	.75
Portfolio Turnover Rate	7.16	[b]	14.30	16.76	13.66	22.23	32.85
Net Assets, end of period
($ x 1,000)	332,285		337,652	331,995	219,570	196,429	177,724

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Small Cap Stock Index Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolio (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s® SmallCap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

32

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the the Board. Certain factors may be considered

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	329,592,383	—	—	329,592,383
Equity Securities—
Foreign
Common Stocks†	1,077,768	—	—	1,077,768
Mutual Funds	25,203,189	—	—	25,203,189
U.S. Treasury	—	109,992	—	109,992
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(25,993)	—	—	(25,993)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

34

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of New York Mellon earned $33,782 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in affiliated investment companies during the period ended June 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,690,932	30,369,305	33,779,605	1,280,632.4
Dreyfus
Institutional
Cash
Advantage
Fund	14,492,086	66,017,120	56,586,649	23,922,557	7.2
Total	19,183,018	96,386,425	90,366,254	25,203,189	7.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

36

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: ordinary income $3,645,372 and long-term capital gains $16,264,243.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the expenses of the fund (excluding management fees, Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, trustees fees, fees and expenses of independent counsel to the fund and the non-interested Board members, and extraordinary expenses). In addition, Dreyfus has also agreed to

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reduce its fee in an amount equal to the fund’s allocated portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund. During the period ended June 30, 2015, fees reimbursed by Dreyfus amounted to $44,501.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2015, Service shares were charged $414,205 pursuant to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $96,865 and Distribution Plan fees $69,189, which are offset against an expense reimbursement currently in effect in the amount of $6,775.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2015, amounted to $23,534,544 and $31,111,421, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-

38

ative instrument that was held by the fund during the period ended June 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2015 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2015:

Average Market Value ($)
Equity financial futures	3,088,619

At June 30, 2015, accumulated net unrealized appreciation on investments was $112,321,801, consisting of $122,444,428 gross unrealized appreciation and $10,122,627 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 39

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
Technology Growth
Portfolio

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Technology Growth Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Technology Growth Portfolio, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market proved volatile on its way to posting modest gains over the first half of 2015. Investors were worried when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather, a strengthening U.S. dollar, and expected increases in short-term interest rates. These fears waned during the second quarter, when economic growth seemed to regain momentum. While a number of headwinds remained, investors were encouraged by better employment data, stronger housing markets, and stabilizing currency exchange rates.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by Barry K. Mills, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Investment Portfolios, Technology Growth Portfolio’s Initial shares produced a total return of 4.31%, and its Service shares produced a total return of 4.18%.1 The fund’s benchmarks, the Morgan Stanley High Technology 35 Index (“MS High Tech 35 Index”) and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced total returns of 0.22% and 1.23%, respectively, over the same period.2,3

Although broad market averages rose mildly amid uneven economic growth, technology stocks produced roughly flat returns during the reporting period, largely due to weak returns from companies focused on legacy platforms, such as desktop computers. Strong individual stock selections and an emphasis on fast growing, innovative companies enabled the fund to outperform its benchmarks.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses. Up to 25% of the fund’s assets may be invested in foreign securities. The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical, or stable growth companies.The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product, or market cycles, and/or favorable valuations.

Legacy Technology Lagged Market Averages

In contrast to robust employment gains and improved business and consumer confidence during much of 2014, the economic recovery proved more uneven over the first half of

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

2015. The U.S. economy contracted modestly during the first quarter in the face of severe winter weather and a labor slowdown in West Coast ports. Global economic weakness further weighed on U.S. exporters when massive quantitative easing programs in overseas markets caused the U.S. dollar to appreciate sharply against most foreign currencies. Meanwhile, lower oil prices created challenges for energy producers. In this environment, technology stocks got off to a slow start during the opening months of 2015.

Stock prices rebounded in the spring as weather conditions eased and economic activity resurged. However, unlike the prior reporting period, when technology investors favored stocks of cheaply valued but slow growing PC makers and legacy parts suppliers, investors in the spring of 2015 tended to reward faster growing companies producing innovations in areas such as cybersecurity, cloud computing, and social media.

Focus on Growth and Innovation Boosted Fund Results

The fund’s performance relative to its benchmark benefited from our emphasis on fast growing areas of the technology sector, and our corresponding decision to avoid most legacy enterprises tied to the PC market.Top performers ranged from security specialists to mobile messaging firms and automotive technology providers. Tencent Holdings, China’s largest social networking and online entertainment company, advanced amid gains in its mobile user base and higher advertising revenue. Network security services provider Fortinet saw sharp revenue increases as businesses and governments allocated additional funds to combat a wave of damaging cyberattacks. NXP Semiconductors climbed after announcing that it would acquire Freescale Semiconductor, making the combined firm one of the industry’s largest. Electric car maker Tesla Motors moved higher after the company announced new models and battery products and overcame production bottlenecks to achieve shipment targets.Another top automotive technology holding, Israel-based Mobileye, reported better-than-expected quarterly earnings as growing numbers of automakers incorporated the company’s electronic driver assist systems into their vehicles.

Of course, not all of the fund’s investments outperformed its benchmarks. China-based online marketplace Alibaba Group declined due to a revenue shortfall when the company failed to monetize transactions on its platform as effectively as analysts expected. Web-based information technology systems provider Rackspace Hosting

4

delivered solid earnings in the first quarter of 2015 but offered disappointing guidance for the rest of the year. Semiconductor equipment giant Applied Materials was hurt when regulatory concerns derailed a proposed merger with Tokyo Electron.The fund’s relative performance also suffered from its lack of exposure to online retailer Amazon.com during the first three months of the year, and to high-flying online media provider Netflix throughout the reporting period.

Continuing to Emphasize Fast-Growing Technologies

With the U.S. economy gaining strength, we believe that the technology areas in which the fund’s investments are currently focused—such as cybersecurity, cloud computing, software as a service, social media, and automotive technology—are positioned to continue performing well. At the same time, we remain watchful for the impact of changing currency exchange rates and relatively weak global economic growth on exporters.

July 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. The technology sector has been among the most volatile sectors of the stock market.Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable, and some companies may be experiencing significant losses.

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals The investment objective and policies of Dreyfus Investment Portfolios, Technology Growth Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley High Technology 35 Index is an unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors. Investors cannot invest directly in any index.
3 SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios,Technology Growth Portfolio from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.26	$ 5.52
Ending value (after expenses)	$ 1,043.10	$ 1,041.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.21	$ 5.46
Ending value (after expenses)	$1,020.63	$1,019.39

† Expenses are equal to the fund’s annualized expense ratio of .84% for Initial shares and 1.09% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

Common Stocks—96.5%	Shares		Value ($)
Application Software—15.6%
Adobe Systems	148,483	[a]	12,028,608
Cerner	117,931	[a]	8,144,315
Citrix Systems	82,197	[a]	5,766,941
salesforce.com	181,425	[a]	12,632,623
Splunk	90,538	[a]	6,303,256
			44,875,743
Automobile Manufacturers—3.2%
Tesla Motors	34,796	[a,b]	9,334,375
Communications Equipment—3.7%
Cisco Systems	389,893		10,706,462
Computer Storage & Peripherals—7.0%
Apple	113,808		14,274,368
Lenovo Group	4,368,000		6,051,992
			20,326,360
Data Processing &
Outsourced Services—6.6%
Paychex	121,547		5,698,123
Visa, Cl. A	200,393		13,456,390
			19,154,513
Electronic Components—5.8%
Amphenol, Cl. A	167,429		9,705,859
Mobileye	130,525	[b]	6,940,014
			16,645,873
Internet Retail—4.9%
Amazon.com	32,745	[a]	14,214,277
Internet Software & Services—17.2%
Akamai Technologies	123,212	[a]	8,602,662
Facebook, Cl. A	169,779	[a]	14,561,096
Google, Cl. A	10,384	[a]	5,607,775
Google, Cl. C	10,412	[a]	5,419,550

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Internet Software & Services (continued)
LinkedIn, Cl. A	45,958	[a]	9,496,302
Tencent Holdings	293,200		5,851,480
			49,538,865
IT Consulting & Other Services—4.6%
Cognizant Technology Solutions, Cl. A	214,915	[a]	13,129,157
Semiconductor Equipment—12.7%
Avago Technologies	65,217		8,669,296
Cavium	78,981	[a]	5,434,683
Microchip Technology	176,255	[b]	8,358,893
NXP Semiconductors	86,473	[a]	8,491,649
Qorvo	71,208	[a]	5,715,866
			36,670,387
Systems Software—15.2%
Fortinet	159,636	[a]	6,597,756
Oracle	283,749		11,435,085
Palo Alto Networks	37,775	[a]	6,599,292
ServiceNow	77,044	[a]	5,725,140
VMware, Cl. A	157,584	[a,b]	13,511,252
			43,868,525
Total Common Stocks
(cost $219,945,761)			278,464,537

Other Investment—3.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,620,591)	8,620,591	[c]	8,620,591

8

Investment of Cash Collateral
for Securities Loaned—7.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $22,598,419)	22,598,419 [c]	22,598,419
Total Investments (cost $251,164,771)	107.3%	309,683,547
Liabilities, Less Cash and Receivables	(7.3%)	(21,084,019)
Net Assets	100.0%	288,599,528

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2015, the value of the fund’s securities on loan was $37,763,004 and the value of the collateral held by the fund was $38,275,739, consisting of cash collateral of $22,598,419 and
U.S. Government & Agency securities valued at $15,677,320.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Internet Software & Services	17.2	Electronic Components	5.8
Application Software	15.6	Internet Retail	4.9
Systems Software	15.2	IT Consulting & Other Services	4.6
Semiconductor Equipment	12.7	Communications Equipment	3.7
Money Market Investments	10.8	Automobile Manufacturers	3.2
Computer Storage & Peripherals	7.0
Data Processing & Outsourced Services	6.6		107.3

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $37,763,004)—Note 1(b):
Unaffiliated issuers	219,945,761	278,464,537
Affiliated issuers	31,219,010	31,219,010
Cash		342,631
Receivable for investment securities sold		1,466,537
Dividends and securities lending income receivable		27,108
Prepaid expenses		1,029
		311,520,852
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		236,772
Liability for securities on loan—Note 1(b)		22,598,419
Payable for shares of Beneficial Interest redeemed		21,432
Accrued expenses		64,701
		22,921,324
Net Assets ($)		288,599,528
Composition of Net Assets ($):
Paid-in capital		214,892,011
Accumulated investment (loss)—net		(582,727)
Accumulated net realized gain (loss) on investments		15,771,468
Accumulated net unrealized appreciation
(depreciation) on investments		58,518,776
Net Assets ($)		288,599,528

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	88,885,702	199,713,826
Shares Outstanding	5,088,018	11,902,792
Net Asset Value Per Share ($)	17.47	16.78

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	829,113
Affiliated issuers	6,058
Income from securities lending—Note 1(b)	19,928
Total Income	855,099
Expenses:
Management fee—Note 3(a)	1,062,950
Distribution fees—Note 3(b)	242,636
Trustees’ fees and expenses—Note 3(c)	51,847
Professional fees	35,687
Custodian fees—Note 3(b)	18,428
Prospectus and shareholders’ reports	10,742
Loan commitment fees—Note 2	946
Shareholder servicing costs—Note 3(b)	443
Miscellaneous	14,148
Total Expenses	1,437,827
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	1,437,826
Investment (Loss)—Net	(582,727)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	16,428,074
Net unrealized appreciation (depreciation) on investments	(4,618,277)
Net Realized and Unrealized Gain (Loss) on Investments	11,809,797
Net Increase in Net Assets Resulting from Operations	11,227,070

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment (loss)—net	(582,727)	(633,908)
Net realized gain (loss) on investments	16,428,074	30,147,217
Net unrealized appreciation
(depreciation) on investments	(4,618,277)	(11,220,542)
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,227,070	18,292,767
Dividends to Shareholders from ($):
Net realized gain on investments:
Initial Shares	(9,027,789)	(5,129,350)
Service Shares	(20,490,561)	(10,634,942)
Total Dividends	(29,518,350)	(15,764,292)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,791,871	8,366,168
Service Shares	13,389,929	29,602,554
Dividends reinvested:
Initial Shares	9,027,789	5,129,350
Service Shares	20,490,561	10,634,942
Cost of shares redeemed:
Initial Shares	(13,719,467)	(15,094,005)
Service Shares	(9,366,660)	(38,169,931)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	22,614,023	469,078
Total Increase (Decrease) in Net Assets	4,322,743	2,997,553
Net Assets ($):
Beginning of Period	284,276,785	281,279,232
End of Period	288,599,528	284,276,785
Accumulated investment (loss)—net	(582,727)	—

12

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Initial Shares
Shares sold	151,860	461,954
Shares issued for dividends reinvested	524,566	277,562
Shares redeemed	(752,047)	(841,829)
Net Increase (Decrease) in Shares Outstanding	(75,621)	(102,313)
Service Shares
Shares sold	762,834	1,674,566
Shares issued for dividends reinvested	1,238,849	594,795
Shares redeemed	(534,065)	(2,186,451)
Net Increase (Decrease) in Shares Outstanding	1,467,618	82,910

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015				Year Ended December 31,
Initial Shares	(Unaudited)		2014	2013	2012		2011	2010
Per Share Data ($):
Net asset value,
beginning of period	18.65		18.38	13.84	11.97		12.98	9.99
Investment Operations:
Investment income (loss)—net[a]	(.02)		(.01)	(.01)	.00	[b]	(.03)	(.03)
Net realized and unrealized
gain (loss) on investments	.79		1.26	4.55	1.87		(.98)	3.02
Total from Investment Operations	.77		1.25	4.54	1.87		(1.01)	2.99
Distributions:
Dividends from net realized
gain on investments	(1.95)		(.98)	—	—		—	—
Net asset value, end of period	17.47		18.65	18.38	13.84		11.97	12.98
Total Return (%)	4.31	[c]	6.82	32.80	15.62		(7.78)	29.93
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84	[d]	.83	.85	.83		.83	.81
Ratio of net expenses
to average net assets	.84	[d]	.83	.85	.83		.83	.81
Ratio of net investment income
(loss) to average net assets	(.24)[d]		(.05)	(.05)	.03		(.25)	(.33)
Portfolio Turnover Rate	39.08	[c]	72.20	68.73	52.00		79.60	103.90
Net Assets, end of period
($ x 1,000)	88,886		96,320	96,786	79,353		74,929	91,806

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
June 30, 2015				Year Ended December 31,
Service Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	18.01		17.82	13.45	11.66	12.68	9.78
Investment Operations:
Investment (loss)—net[a]	(.04)		(.05)	(.04)	(.03)	(.06)	(.06)
Net realized and unrealized
gain (loss) on investments	.76		1.22	4.41	1.82	(.96)	2.96
Total from Investment Operations	.72		1.17	4.37	1.79	(1.02)	2.90
Distributions:
Dividends from net realized
gain on investments	(1.95)		(.98)	—	—	—	—
Net asset value, end of period	16.78		18.01	17.82	13.45	11.66	12.68
Total Return (%)	4.18	[b]	6.58	32.49	15.35	(8.05)	29.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09	[c]	1.08	1.10	1.08	1.08	1.06
Ratio of net expenses
to average net assets	1.09	[c]	1.08	1.10	1.08	1.08	1.06
Ratio of net investment (loss)
to average net assets	(.49)[c]		(.30)	(.30)	(.22)	(.50)	(.58)
Portfolio Turnover Rate	39.08	[b]	72.20	68.73	52.00	79.60	103.90
Net Assets, end of period
($ x 1,000)	199,714		187,957	184,493	160,409	125,006	145,238

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Technology Growth Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

16

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”).

18

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	242,460,106	—	—	242,460,106
Equity Securities—
Foreign
Common Stocks†	36,004,431	—	—	36,004,431
Mutual Funds	31,219,010	—	—	31,219,010

† See Statement of Investments for additional detailed categorizations.

At December 31, 2014, $13,761,361 of exchange traded domestic equity securities were classified within Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of New York Mellon earned $5,945 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2015, were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	7,826,448	73,426,622	72,632,479	8,620,591	3.0
Dreyfus
Institutional
Cash
Advantage
Fund	5,748,432	66,117,330	49,267,343	22,598,419	7.8
Total	13,574,880	139,543,952	121,899,822	31,219,010	10.8

20

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: long-term capital gains $15,764,292. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2015, Service shares were charged $242,636 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

22

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $306 for transfer agency services and $28 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $18,428 pursuant to the custody agreement.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $180,541, Distribution Plan fees $41,624, custodian fees $11,322, Chief Compliance Officer fees $3,169 and transfer agency fees $116.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2015, amounted to $107,044,031 and $117,138,998, respectively.

At June 30, 2015, accumulated net unrealized appreciation on investments was $58,518,776, consisting of $62,922,098 gross unrealized appreciation and $4,403,322 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 3, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    August 3, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)